Disclosure of detailed information about trade and other payables (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Accounts Payable And Accrued Liabilities Disclosure Of Detailed Information About Trade And Other Payables 1	$ 840,060
Accounts Payable And Accrued Liabilities Disclosure Of Detailed Information About Trade And Other Payables 2	560,675
Accounts Payable And Accrued Liabilities Disclosure Of Detailed Information About Trade And Other Payables 3	242,780
Accounts Payable And Accrued Liabilities Disclosure Of Detailed Information About Trade And Other Payables 4	209,000
Accounts Payable And Accrued Liabilities Disclosure Of Detailed Information About Trade And Other Payables 5	1,082,840
Accounts Payable And Accrued Liabilities Disclosure Of Detailed Information About Trade And Other Payables 6	$ 769,675